Nuveen Real Estate Securities Fund
Nuveen Real Estate Securities Fund
Investment Objective
The investment objective of the fund is to provide above average current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 31 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 33 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-68 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Real Estate Securities Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Real Estate Securities Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.19%	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		1.29%	2.04%	2.04%	1.54%	1.04%
[1]	Other Expenses have been restated using current fees as if they had been in effect during the previous fiscal period.

Example
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	699	707	207	157	106
3 Years	960	940	640	486	331
5 Years	1,242	1,198	1,098	839	574
10 Years	2,042	2,176	2,369	1,834	1,271

No Redemption
Expense Example, No Redemption Nuveen Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	699	207	207	157	106
3 Years	960	640	640	486	331
5 Years	1,242	1,098	1,098	839	574
10 Years	2,042	2,176	2,369	1,834	1,271

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period November 1, 2011 through December 31, 2011, the fund’s portfolio turnover rate was 21% of the average value of its portfolio. During the fiscal year ended October 31, 2011, the fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate.

The fund’s sub-adviser will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. The sub-adviser will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

A majority of the fund’s total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

• Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

• Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

• Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of non-U.S. issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of non-U.S. issuers and in dollar-denominated equity securities of non-U.S. issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund’s total assets may be invested in equity securities of emerging market issuers. A country is considered to be an “emerging market” if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.
The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Returns

During the ten-year period ended December 31, 2011, the fund’s highest and lowest quarterly returns were 31.67% and –36.58%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns Nuveen Real Estate Securities Fund	Inception Date	1 Year	5 Years	10 Years
(return before taxes) Class A	Sep. 29, 1995	1.49%	(1.09%)	11.39%
(return before taxes) Class B	Sep. 29, 1995	1.84%	(0.82%)	11.22%
(return before taxes) Class C	Feb. 01, 2000	6.88%	(0.65%)	11.22%
(return before taxes) Class R3	Sep. 24, 2001	7.41%	(0.15%)	11.85%
(return before taxes) Class I	Jun. 30, 1995	7.96%	0.35%	12.34%
(return after taxes on distributions) Class A	Sep. 29, 1995	0.70%	(2.43%)	9.13%
(return after taxes on distributions and sale of fund shares) Class A	Sep. 29, 1995	1.28%	(1.56%)	8.88%
Morgan Stanley U.S. REIT Index (reflects no deduction for fees, expenses or taxes)		8.69%	(1.51%)	10.16%
Lipper Real Estate Classification Average (reflects no deduction for taxes or certain expenses)		7.64%	(1.81%)	9.68%